Accounts receivable, net - Schedule of concentration of risk, accounts receivable, net (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Concentration of risk, accounts receivable, net
Accounts receivable, net	¥ 109,180,373	$ 15,829,666	¥ 191,388,528	¥ 199,744,129